RISK MANAGEMENT - Past due loan ratio (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Financial assets	$ 29,553,003	$ 16,822,754
Loans and Advances
RISK MANAGEMENT
Financial assets	191,409,730
Loans and Advances | Not current
RISK MANAGEMENT
Financial assets	10,467,001
Commercial and financial leases
RISK MANAGEMENT
Financial assets	123,162,604
Commercial and financial leases | Not current
RISK MANAGEMENT
Financial assets	6,036,849
Consumer
RISK MANAGEMENT
Financial assets	41,055,939
Consumer | Not current
RISK MANAGEMENT
Financial assets	2,774,345
Mortgage
RISK MANAGEMENT
Financial assets	25,959,112
Mortgage | Not current
RISK MANAGEMENT
Financial assets	1,482,245
Small Business
RISK MANAGEMENT
Financial assets	1,232,075
Small Business | Not current
RISK MANAGEMENT
Financial assets	173,562
COVID19 Financial Reliefs | Loans and Advances | Not current
RISK MANAGEMENT
Financial assets	$ 2,995,770
Percentage of Past Due with COVID 19 Financial Reliefs	29.00%
COVID19 Financial Reliefs | Commercial and financial leases | Not current
RISK MANAGEMENT
Financial assets	$ 686,532
Percentage of Past Due with COVID 19 Financial Reliefs	11.00%
COVID19 Financial Reliefs | Consumer | Not current
RISK MANAGEMENT
Financial assets	$ 1,886,479
Percentage of Past Due with COVID 19 Financial Reliefs	68.00%
COVID19 Financial Reliefs | Mortgage | Not current
RISK MANAGEMENT
Financial assets	$ 362,339
Percentage of Past Due with COVID 19 Financial Reliefs	24.00%
COVID19 Financial Reliefs | Small Business | Not current
RISK MANAGEMENT
Financial assets	$ 60,420
Percentage of Past Due with COVID 19 Financial Reliefs	35.00%